Note 8 - Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
		December 31, 2013		December 31, 2012
Dollars in millions	Year(s) due	Weighted average interest rate (1)	Outstanding	Weighted average interest rate (1)	Outstanding
Short-term debt
Commercial paper - AGL Capital (2)	2014	0.4%	$857	0.5%	$1,063
Commercial paper- Nicor Gas (2)	2014	0.3	314	0.4	314
Total short-term debt		0.4%	$1,171	0.5%	$1,377
Current portion of long-term debt and capital leases
Current portion of long-term debt	n/a	-	-	4.6	225
Current portion of capital leases	n/a	-	-	4.9	1
Total current portion of long-term debt and capital leases		-	$-	4.6%	$226
Long-term debt - excluding current portion

Senior notes	2015-2043	5.0%	$2,825	5.1%	$2,325
First mortgage bonds	2016-2038	5.6	500	5.6	500
Gas facility revenue bonds	2022-2033	1.0	200	1.2	200
Medium-term notes	2017-2027	7.8	181	7.8	181
Total principal long-term debt		4.9%	$3,706	5.0%	$3,206
Fair value adjustment of long-term debt (3)	2016-2038	n/a	91	n/a	103
Unamortized debt premium, net	n/a	n/a	16	n/a	18
Total non-principal long-term debt		n/a	107	n/a	121
Total long-term debt			$3,813		$3,327
Total debt			$4,984		$4,930

Schedule of Maturities of Long-term Debt [Table Text Block]
Year	Amount (in millions)
2014	$-
2015	200
2016	545
2017	22
2018	155
Thereafter	2,784
Total	$3,706

Schedule of Capitalization [Table Text Block]
	AGL Resources		Nicor Gas
	December 31,		December 31,
	2013	2012	2013	2012
Debt-to-capitalization ratio	57%	58%	55%	55%